Offerings	Sep. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,192,625.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 335.69
Offering Note	The total transaction valuation of $56,866,799.40 is calculated as the aggregate maximum purchase price to be paid for 7,072,985 shares in the offer, based upon a price per share of $8.04, which represents 98% of the net asset value per share of the close of the regular trading session of the NYSE on September 3, 2025. This amendment reflects a total transaction valuation of $56,866,799.40 that is $2,192,625.35 higher than the highest total transaction valuation previously reported ($54,674,174.05). The amount of the filing fee is calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2025, $153.10 per million dollars of the value of the transaction. A fee of $8,370.62 was previously paid by the Fund in connection with the filing of the Schedule TO-I by the Fund (File No. 005-60837) on August 1, 2025 (the "Schedule TO"), which was estimated based on the then-current total transaction valuation. This is the final amendment to the Schedule TO and is being filed to report the results of the offer. The total fees due for this filing are $8,706.31. After deducting the portion of the filing fees previously paid with the initial Schedule TO, a net fee of $335.69 is being paid with this amendment to the Schedule TO.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 54,674,174.05
Amount of Registration Fee	$ 8,370.62
Offering Note	A fee of $8,370.62 was previously paid by the Fund in connection with the filing of the Schedule TO-I by the Fund (File No. 005-60837) on August 1, 2025 (the "Schedule TO"), which was estimated based on the then-current total transaction valuation. This is the final amendment to the Schedule TO and is being filed to report the results of the offer.